Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 6,287
Accounts receivable, non-current	3,829
Less: allowance for expected credit losses	(3,948)
Less: Allowance for expected credit losses, non-current	(3,829)
Accounts receivable, net	$ 2,339